RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2014
RELATED PARTY TRANSACTIONS
Schedule of the key assumptions used by the Parent in the valuation model to value the stock option grants

Expected Term (unaudited):	6.02 years
Risk Free Rate (unaudited):	1.75%
Weighted Average Volatility (unaudited):	65.50%
Expected Forfeiture Rate (unaudited):	35.00%
Expected Dividend Rate (unaudited):	0%